Intangible assets and goodwill (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 443,470	$ 448,275
Acquisition	65	18
Acquired from business combination	73,113
Amortization	(3,627)	(2,338)
Translation differences	3,610	308
Ending balance	516,631	446,263
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	395,804	396,704
Acquisition	0	0
Acquired from business combination	36,126
Amortization	0	0
Translation differences	2,018	183
Ending balance	433,948	396,887
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,009	35,000
Acquisition	0	13
Acquired from business combination	500
Amortization	(28)	(2)
Translation differences	3	0
Ending balance	35,484	35,011
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,197	8,885
Acquisition	0	0
Acquired from business combination	0
Amortization	(1,762)	(1,712)
Translation differences	695	55
Ending balance	5,130	7,228
Purchased technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,072	7,162
Acquisition	0	0
Acquired from business combination	0
Amortization	(554)	(538)
Translation differences	738	68
Ending balance	6,256	6,692
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Acquisition	0	0
Acquired from business combination	0
Amortization	0	0
Translation differences	0	0
Ending balance	0	0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	388	524
Acquisition	65	5
Acquired from business combination	36,487
Amortization	(1,283)	(86)
Translation differences	156	2
Ending balance	$ 35,813	$ 445